SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 15 - SUBSEQUENT EVENTS: In January 2020, the Company granted 1,011,500 options to officers, employees and consultants with a vesting schedule of up to three years.